Employee Savings - Additional Information (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Defined Contribution Plan Disclosure [Line Items]
Employer matching contribution amount	$ 1,063	$ 877	$ 1,073	$ 885